Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share)	$ 0.10
Deferred income taxes	$ 58,334	$ 75,854	$ 74,299
Restatement Adjustment | Accounting Standards Update 2014-09
Deferred income taxes		$ 1,555	$ 1,555